Related party transactions	12 Months Ended
Mar. 31, 2026
Related party transactions [abstract]
Related party transactions	31. Related party transactions

Related parties include joint ventures, associates, investments and key management personnel.

The following significant transactions with related parties were in the normal course of business. Amounts receivable from and payable to related parties are due on normal commercial terms.

	2026	2025	2024
	£m	£m	£m
Sales: Goods and services supplied to joint ventures[1]	36	153	221
Sales: Goods and services supplied to associates	1	1	1
Sales: Goods and services supplied to subsidiary of an associate[1]	—	51	70
Purchases: Goods and services received from joint ventures	—	—	6
Purchases: Goods and services received from associates[2]	—	29	4
Purchases: Goods and services received from subsidiaries of an associate	—	—	1
Purchases: Goods and services received from a pension plan	2	—	—
Interest received from joint ventures	—	6	—
Interest paid to joint ventures	1	2	—

Receivables from joint ventures[3]	4	323	80
Receivables from associates	—	1	—
Receivables from subsidiaries of an associate	—	—	8
Payables to joint ventures	11	15	—
Payables to associates	—	—	1

Dividends received from joint ventures[4]	83	62	152
Dividends received from associates[5]	18	39	117
1.During the year, £3 million of sales were made to Emerald Energy Venture LLC (2025: £114 million; 2024: £126 million), £11 million
(2025: £12 million; 2024: £71 million) of sales were made to Nemo Link Limited and £nil (2025: £51 million; 2024: £70 million) of sales were made to National Gas Transmission Plc up until its disposal.
2.Includes decommissioning expense in relation to associates.
3.Amounts receivable from joint ventures include £nil (2025: £320 million; 2024: £77 million) from Emerald Energy Venture LLC.
4.Includes dividends of £54 million (2025: £22 million; 2024: £116 million) received from BritNed Development Limited and £26 million
(2025: £26 million; 2024: £17 million) from Nemo Link Limited.
5.Includes dividends received during the year from New York Transco LLC of £18 million (2025: £17 million; 2024: £12 million). In the prior year, dividends of £22 million were received up to the disposal of GasT TopCo Limited (2024: £102 million).
Details of investments in principal subsidiary undertakings, joint ventures and associates are disclosed in note 34, and information relating to pension fund arrangements is disclosed in note 25. For details of Directors’ and key management remuneration, refer to note 4(c).